PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment	$ 63,542	$ 68,907
Less: impairment	(16,353)	(26,262)
Less: accumulated depreciation	(28,067)	(29,852)
Total property and equipment, net	19,302	12,883
Depreciation, Depletion and Amortization	3,954	1,334	$ 1,018
Asset Impairment Charges	0	0	$ 0
Wifi And Network Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	18,544	32,893
Office property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	11,747	11,473
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,558	10,311
Digital display network equipment
Property, Plant and Equipment [Line Items]
Property and equipment	5,882	7,046
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	12,671	2,937
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,769	2,556
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	785	914
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	586	777
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment	$ 180	690
Less: impairment		$ (600)